Bank Loans (Details)						1 Months Ended	12 Months Ended
	Sep. 06, 2022 USD ($)	Feb. 01, 2019	Jan. 21, 2019 USD ($)	Jan. 08, 2019 USD ($)	Jun. 12, 2017 USD ($)	Jul. 19, 2017 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 17, 2023 USD ($)	Sep. 06, 2023 USD ($)	Sep. 06, 2023 TWD ($)	Feb. 23, 2023 USD ($)	Sep. 06, 2022 TWD ($)	Jun. 16, 2022	Oct. 31, 2021 USD ($)	Sep. 24, 2021 USD ($)	Dec. 03, 2020 USD ($)	Oct. 03, 2020 USD ($)	Apr. 08, 2020 USD ($)	Jul. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 USD ($)	Jun. 28, 2016 TWD ($)
Bank Loans [Line Items]
Interest rate of loan														5.00%
Principal amount									$ 1,200,000			$ 3,704,167
Interest expenses							$ 2,493,340	$ 293,968
Principal amount															$ 650,000			$ 350,000	$ 350,000
Outstanding loan								$ 1,000,000
Cathay United Bank [Member]
Bank Loans [Line Items]
Credit limit amount																						$ 245,250	$ 7,500,000
Interest rate of loan																						1.31%	1.31%
Principal amount	$ 245,250												$ 7,500,000
Debt instrument term	1 year
Effective interest rate							2.87%	2.67%
Interest expenses							$ 6,856	$ 5,960
Cathay Bank [Member]
Bank Loans [Line Items]
Principal amount			$ 1,000,000							$ 245,250	$ 7,500,000
Interest expenses							10,209	46,957
Loan recieved			$ 500,000
Bear interest rate		1.00%	5.00%
Principal amount																	$ 650,000
Outstanding loan							$ 0	$ 1,000,000
Effective interest rates							0.00%	8.00%
Cathay Bank [Member] | Maximum [Member]
Bank Loans [Line Items]
Line of credit																$ 1,000,000
Cathay Bank [Member] | Minimum [Member]
Bank Loans [Line Items]
Line of credit																$ 650,000
CTBC Bank [Member]
Bank Loans [Line Items]
Credit limit amount					$ 327,000	$ 327,000														$ 10,000,000	$ 10,000,000
Interest rate of loan						2.50%														2.50%
Debt instrument term					1 year	1 year
Interest expenses							$ 15,610	$ 12,220
Maturity date					Jan. 19, 2018	Jan. 19, 2018
Loan Agreement [Member]
Bank Loans [Line Items]
Loan agreement and note amount not exceeding				$ 500,000